Shares (Details) - Tradeweb Markets LLC - shares	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Successor | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization	222,222,197
Successor | Class A common stock
Shares
Number of Vested Shares Issued	146,333
Successor | Class A common stock | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization	203,245,361
Successor | Class C common stock
Shares
Number of Vested Shares Issued	447	447
Successor | Class C common stock | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization	612,431
Successor | Class P(A) Shares
Shares
Number of Vested Shares Issued	6,887
Successor | Class P(A) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization	9,565,659
Successor | Class P(C) Shares
Shares
Number of Vested Shares Issued	2	2
Successor | Class P(C) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization	2,520
Successor | Class P-1(A) Shares
Shares
Number of Vested Shares Issued	6,094
Successor | Class P-1(A) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization	8,464,589
Successor | Class P-1(C) Shares
Shares
Number of Vested Shares Issued	232	232
Successor | Class P-1(C) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization	322,637
Predecessor | Class A common stock
Shares
Number of Vested Shares Issued			146,333
Predecessor | Class A common stock | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization			203,245,361
Predecessor | Class C common stock
Shares
Number of Vested Shares Issued		447	447	504	528
Predecessor | Class C common stock | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization			621,431
Predecessor | Class P(A) Shares
Shares
Number of Vested Shares Issued			6,887
Predecessor | Class P(A) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization			9,565,659
Predecessor | Class P(C) Shares
Shares
Number of Vested Shares Issued		2	2	2	2
Predecessor | Class P(C) Shares | Recapitalization
Shares
Number of Vested Shares Issued, Recapitalization			2,520
Predecessor | Class P-1(C) Shares
Shares
Number of Vested Shares Issued		232	0	0	0